Note 10 - Issuance of shares and warrants (Details Narrative) (USD $)	Jul. 31, 2012	Jun. 27, 2012	Jul. 31, 2011	Jul. 31, 2010	May 26, 2010	Jul. 31, 2009	Jul. 31, 2008	Jul. 31, 2004 Y
Equity [Abstract]
Shares earned under award plan					372,500
Value earned shares			$ 606,500
Stock based compensation expense				280,866		300,696	24,938
Shares sold for cash								40,000
Warrants issued								40,000
Term of warrant, years								1
Shares underlying each two warrants								1
Number warrants tendered for each share								2
Price per share, warrant								$ 10
Market redeemable value, Warrant per share								$ 0.01
Shares canceled				40,000
Ratio reverse stock split to each share held		100
Issued and outstanding shares	183,825